Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communications Equipment (3.5%)
	Cisco Systems Inc.	19,895,228	989,191
	Motorola Solutions Inc.	812,604	221,191
*	Arista Networks Inc.	1,190,968	165,902
	Juniper Networks Inc.	1,648,755	54,805
*	F5 Inc.	307,099	47,480
*	Ciena Corp.	789,510	35,496
*	Calix Inc.	327,542	23,354
*	Lumentum Holdings Inc.	379,830	20,868
*	Extreme Networks Inc.	796,353	16,699
*	NetScout Systems Inc.	428,533	15,976
*	Viavi Solutions Inc.	1,339,736	15,179
*	ViaSat Inc.	361,861	12,336
*	CommScope Holding Co. Inc.	1,284,608	11,407
*	Harmonic Inc.	720,647	11,055
*	Digi International Inc.	247,112	10,495
	Adtran Holdings Inc.	505,242	10,241
*	Infinera Corp.	1,432,302	9,668
*	NETGEAR Inc.	304,196	6,002
*	Ribbon Communications Inc.	1,441,303	3,646
*	Casa Systems Inc.	807,203	2,212
*	Clearfield Inc.	1,245	164
			1,683,367
Electronic Equipment, Instruments & Components (3.7%)
	Amphenol Corp. Class A	2,892,957	232,681
	TE Connectivity Ltd.	1,559,265	196,654
*	Keysight Technologies Inc.	878,550	158,921
	Corning Inc.	3,945,809	134,670
	CDW Corp.	665,865	125,609
*	Teledyne Technologies Inc.	232,638	97,731
*	Trimble Inc.	1,243,013	74,270
*	Zebra Technologies Corp. Class A	260,885	70,512
*	Flex Ltd.	2,345,255	51,549
	Jabil Inc.	699,898	50,526
	Cognex Corp.	898,733	44,739
*	Arrow Electronics Inc.	337,383	36,687
	Littelfuse Inc.	131,831	32,496
*	Novanta Inc.	191,483	30,206
	National Instruments Corp.	714,226	29,298
*	Fabrinet	199,373	26,598
*	Coherent Corp.	715,532	26,239
	TD SYNNEX Corp.	238,554	24,404
	Avnet Inc.	526,664	23,789

		Shares	Market Value ($000)
*	Sanmina Corp.	325,478	21,511
*	Insight Enterprises Inc.	199,787	20,760
	Belden Inc.	247,979	19,947
	Advanced Energy Industries Inc.	215,119	19,929
	Badger Meter Inc.	167,895	19,446
*	IPG Photonics Corp.	203,680	18,541
	Vontier Corp.	923,332	18,125
*	Plexus Corp.	162,850	17,949
	Vishay Intertechnology Inc.	767,092	17,674
*	Itron Inc.	274,802	14,614
*	Rogers Corp.	104,425	11,386
	Methode Electronics Inc.	249,033	11,376
*	TTM Technologies Inc.	673,924	10,830
*	Knowles Corp.	656,712	10,245
*	OSI Systems Inc.	113,485	10,041
	CTS Corp.	228,894	9,728
*	ePlus Inc.	189,925	9,432
	Benchmark Electronics Inc.	280,680	8,103
*,1	Lightwave Logic Inc.	923,360	7,322
*	Napco Security Technologies Inc.	272,824	7,197
*	Mirion Technologies Inc.	1,090,783	6,959
*	ScanSource Inc.	224,000	6,689
*	PC Connection Inc.	116,204	6,455
*	PAR Technology Corp.	253,359	6,174
*	FARO Technologies Inc.	186,623	5,584
*	nLight Inc.	513,577	5,577
*,1	MicroVision Inc.	1,815,670	5,501
*	Arlo Technologies Inc.	1,199,725	4,583
*	SmartRent Inc.	1,679,475	4,081
*,1	Focus Universal Inc.	332,945	3,659
*	Aeva Technologies Inc.	2,070,242	3,478
*	908 Devices Inc.	313,996	3,360
*,1	AEye Inc.	1,947,794	1,734
*	Ouster Inc.	1,323,423	1,562
			1,817,131
IT Services (17.2%)
	Visa Inc. Class A	7,356,421	1,596,343
	Mastercard Inc. Class A	4,147,195	1,478,060
	Accenture plc Class A	3,043,611	915,914
	International Business Machines Corp.	4,331,692	644,989
	Automatic Data Processing Inc.	2,005,239	529,664
*	PayPal Holdings Inc.	5,304,650	415,938
*	Fiserv Inc.	2,946,052	307,450
	Fidelity National Information Services Inc.	2,967,014	215,346
	Paychex Inc.	1,579,961	195,963
*	Block Inc. (XNYS)	2,546,368	172,567
	Cognizant Technology Solutions Corp. Class A	2,536,556	157,799
*	Snowflake Inc. Class A	1,086,478	155,258
	Global Payments Inc.	1,361,921	141,340
*	Gartner Inc.	388,842	136,239
*	EPAM Systems Inc.	283,971	104,666
*	VeriSign Inc.	479,533	95,815
	Broadridge Financial Solutions Inc.	584,603	87,170
*	Akamai Technologies Inc.	797,517	75,652
*	FleetCor Technologies Inc.	358,755	70,388
	Jack Henry & Associates Inc.	366,716	69,438
*	Cloudflare Inc. Class A	1,278,811	62,841
*	GoDaddy Inc. Class A	793,205	62,766

		Shares	Market Value ($000)
	SS&C Technologies Holdings Inc.	1,161,993	62,469
*	MongoDB Inc. Class A	344,558	52,611
*	Twilio Inc. Class A	873,259	42,807
*	Okta Inc.	785,235	41,869
*	WEX Inc.	232,270	39,286
*	DXC Technology Co.	1,214,878	36,045
*	ExlService Holdings Inc.	175,813	32,912
	Western Union Co.	2,079,880	30,491
	Concentrix Corp.	237,289	29,039
	Switch Inc. Class A	750,395	25,701
*	Euronet Worldwide Inc.	273,353	25,408
	Maximus Inc.	342,648	24,088
*	Toast Inc. Class A	1,129,796	20,743
*,1	Affirm Holdings Inc.	1,115,872	15,533
*	Marqeta Inc. Class A	2,266,171	15,161
*	Perficient Inc.	212,394	15,091
*	Kyndryl Holdings Inc.	1,185,339	13,880
*	Verra Mobility Corp. Class A	873,635	13,847
*	Shift4 Payments Inc. Class A	298,791	13,846
*	Sabre Corp.	2,109,760	12,891
	CSG Systems International Inc.	207,816	12,851
	EVERTEC Inc.	369,973	12,494
*	Evo Payments Inc. Class A	325,057	10,958
*	DigitalOcean Holdings Inc.	315,149	9,401
*	Fastly Inc. Class A	885,623	8,555
*	Payoneer Global Inc.	1,484,651	8,017
*	Paya Holdings Inc.	818,954	7,624
	TTEC Holdings Inc.	158,319	7,591
*	Remitly Global Inc.	707,812	7,404
*	Repay Holdings Corp. Class A	792,855	7,025
*	Conduent Inc.	1,635,491	6,607
*	Flywire Corp.	300,765	6,524
*	I3 Verticals Inc. Class A	246,856	6,490
*	International Money Express Inc.	295,031	6,408
*	Squarespace Inc. Class A	312,085	6,395
	Hackett Group Inc.	262,593	6,066
	Cass Information Systems Inc.	135,750	5,902
*	Grid Dynamics Holdings Inc.	449,796	5,730
*	TaskUS Inc. Class A	284,081	5,588
*	AvidXchange Holdings Inc.	619,608	5,341
*	BigCommerce Holdings Inc. Series 1	546,614	4,723
*,1	Rackspace Technology Inc.	931,596	4,546
*	Tucows Inc. Class A	123,199	3,782
*	Unisys Corp.	726,209	3,123
*	Paymentus Holdings Inc. Class A	292,019	2,961
*	Cerberus Cyber Sentinel Corp.	48,857	150
*	Cyxtera Technologies Inc.	72,034	141
			8,427,721
Semiconductors & Semiconductor Equipment (19.7%)
	NVIDIA Corp.	11,962,409	2,024,398
	Broadcom Inc.	1,942,852	1,070,570
	Texas Instruments Inc.	4,400,255	794,070
	QUALCOMM Inc.	5,389,399	681,705
*	Advanced Micro Devices Inc.	7,785,554	604,393
	Intel Corp.	19,697,278	592,297
	Applied Materials Inc.	4,156,488	455,551
	Analog Devices Inc.	2,486,511	427,456
	Lam Research Corp.	663,984	313,653

		Shares	Market Value ($000)
	Micron Technology Inc.	5,345,166	308,149
	KLA Corp.	688,565	270,709
	NXP Semiconductors NV	1,278,025	224,728
	Microchip Technology Inc.	2,692,883	213,249
*	Enphase Energy Inc.	659,896	211,556
	Marvell Technology Inc.	4,157,314	193,398
*	ON Semiconductor Corp.	2,121,894	159,566
	Monolithic Power Systems Inc.	221,673	84,670
*	SolarEdge Technologies Inc.	277,281	82,868
*	First Solar Inc.	479,317	82,697
	Skyworks Solutions Inc.	803,387	76,820
	Teradyne Inc.	786,363	73,486
	Entegris Inc.	757,330	58,534
*	Wolfspeed Inc.	625,128	56,837
*	Qorvo Inc.	527,333	52,338
*	Lattice Semiconductor Corp.	706,077	51,424
	MKS Instruments Inc.	329,741	27,652
	Universal Display Corp.	244,480	27,533
*	Silicon Laboratories Inc.	186,936	27,188
	Power Integrations Inc.	315,010	25,352
*	Rambus Inc.	614,990	23,603
*	Diodes Inc.	254,698	23,491
*	Synaptics Inc.	221,633	23,486
*	Cirrus Logic Inc.	310,097	23,167
*	Onto Innovation Inc.	278,529	22,268
*	MACOM Technology Solutions Holdings Inc. Class H	281,333	19,325
	Amkor Technology Inc.	641,277	17,969
*	Impinj Inc.	132,126	16,853
	Kulicke & Soffa Industries Inc.	344,787	16,533
*	MaxLinear Inc.	446,989	16,360
*	Ambarella Inc.	215,664	16,002
*	Axcelis Technologies Inc.	200,067	15,977
*	Allegro MicroSystems Inc.	429,355	13,370
*	Semtech Corp.	413,102	12,699
*	FormFactor Inc.	510,153	11,769
*	Cohu Inc.	320,855	11,493
*	Sitime Corp.	107,058	11,290
*	Ultra Clean Holdings Inc.	312,650	11,140
*	Photronics Inc.	463,296	8,710
*	Veeco Instruments Inc.	410,114	8,153
*	PDF Solutions Inc.	249,537	7,828
*	Ichor Holdings Ltd.	250,445	7,458
*	SMART Global Holdings Inc.	417,268	7,056
*	Alpha & Omega Semiconductor Ltd.	200,093	7,019
*	indie Semiconductor Inc.	761,034	6,248
*	CEVA Inc.	229,177	6,227
*	Magnachip Semiconductor Corp.	545,800	5,524
*	ACM Research Inc. Class A	560,258	5,076
*,1	Navitas Semiconductor Corp.	827,260	3,938
*	Credo Technology Group Holding Ltd.	10,174	142
			9,653,021
Software (32.9%)
	Microsoft Corp.	33,991,794	8,672,666
*	Adobe Inc.	2,254,122	777,514
*	Salesforce Inc.	4,777,993	765,673
	Oracle Corp.	7,708,522	640,039
	Intuit Inc.	1,290,755	526,099
*	ServiceNow Inc.	968,870	403,341

		Shares	Market Value ($000)
*	Synopsys Inc.	743,113	252,317
*	Palo Alto Networks Inc.	1,451,692	246,642
*	Cadence Design Systems Inc.	1,332,856	229,305
	Roper Technologies Inc.	515,796	226,378
*	Autodesk Inc.	1,057,239	213,509
*	Fortinet Inc.	3,275,843	174,144
*	Workday Inc. Class A	975,696	163,819
*	VMware Inc. Class A	1,040,352	126,392
*	Crowdstrike Holdings Inc. Class A	992,706	116,792
*	ANSYS Inc.	430,717	109,531
*	Datadog Inc. Class A	1,195,619	90,604
*	Paycom Software Inc.	254,839	86,416
*	Zoom Video Communications Inc. Class A	1,122,536	84,673
*	Fair Isaac Corp.	126,670	78,500
*	Tyler Technologies Inc.	208,806	71,566
*	PTC Inc.	561,191	71,389
*	HubSpot Inc.	230,212	69,761
	Gen Digital Inc.	3,012,904	69,176
*	Splunk Inc.	815,132	63,319
*	Palantir Technologies Inc. Class A	8,358,819	62,691
*	Bill.com Holdings Inc.	476,648	57,398
*	Zscaler Inc.	428,524	57,187
*,1	Unity Software Inc.	1,278,729	50,523
*	Black Knight Inc.	800,963	49,652
*	Ceridian HCM Holding Inc.	709,761	48,576
*	DocuSign Inc. Class A	1,028,435	48,408
*	Paylocity Holding Corp.	200,342	43,641
*	Manhattan Associates Inc.	327,165	41,203
*	Dynatrace Inc.	1,052,232	40,774
	Bentley Systems Inc. Class B	1,012,326	40,098
*	Dropbox Inc. Class A	1,463,842	34,488
*	Nutanix Inc. Class A	1,188,126	33,576
*	Aspen Technology Inc.	143,471	33,070
*	SPS Commerce Inc.	197,492	28,095
*	Coupa Software Inc.	425,192	26,889
*	Guidewire Software Inc.	439,225	26,050
	Dolby Laboratories Inc. Class A	341,747	25,587
*	Elastic NV	414,194	25,345
*	Five9 Inc.	391,274	25,085
*	Qualys Inc.	191,454	23,610
*	Tenable Holdings Inc.	617,875	23,590
*	Box Inc. Class A	803,270	22,050
*	Blackline Inc.	324,671	21,977
*	Smartsheet Inc. Class A	696,177	21,401
*	Workiva Inc. Class A	263,800	21,252
*	Teradata Corp.	593,750	20,277
*	New Relic Inc.	348,554	19,613
*	NCR Corp.	802,606	19,158
*	RingCentral Inc. Class A	478,718	17,741
*	Envestnet Inc.	282,081	16,648
*	Sprout Social Inc. Class A	278,911	16,539
*	Blackbaud Inc.	272,037	16,124
*	Alteryx Inc. Class A	359,281	16,114
*	CommVault Systems Inc.	243,325	16,059
*	Altair Engineering Inc. Class A	318,499	15,629
*	Verint Systems Inc.	392,923	15,454
*	Confluent Inc. Class A	659,647	15,192
	Progress Software Corp.	270,657	14,431

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	674,714	14,102
*	Alarm.com Holdings Inc.	282,013	14,072
*	SentinelOne Inc. Class A	962,764	13,960
*	Varonis Systems Inc. Class B	656,773	13,950
*	Appfolio Inc. Class A	118,848	13,559
*	KnowBe4 Inc. Class A	492,505	12,160
*,1	MicroStrategy Inc. Class A	59,992	11,884
*	PagerDuty Inc.	525,396	11,685
*	Digital Turbine Inc.	636,039	11,614
*	UiPath Inc. Class A	921,632	11,493
*,1	AppLovin Corp. Class A	771,376	11,116
*	Q2 Holdings Inc.	397,102	10,801
*	Agilysys Inc.	162,555	10,794
*	Freshworks Inc. Class A	723,956	10,700
*	Gitlab Inc. Class A	268,036	10,601
*	Rapid7 Inc.	355,869	10,463
	InterDigital Inc.	207,685	10,420
	Pegasystems Inc.	286,754	10,395
*	LiveRamp Holdings Inc.	471,087	10,345
*	nCino Inc.	378,005	9,874
*	Everbridge Inc.	297,796	9,720
*	Appian Corp. Class A	251,823	9,577
*	Procore Technologies Inc.	194,808	9,540
*	Model N Inc.	242,127	9,414
*	Asana Inc. Class A	510,100	9,263
	A10 Networks Inc.	491,884	9,203
	Adeia Inc.	823,683	9,102
*	E2open Parent Holdings Inc.	1,447,755	8,527
*	JFrog Ltd.	381,308	8,381
*	DoubleVerify Holdings Inc.	318,698	8,350
*	Paycor HCM Inc.	286,472	8,285
	Clear Secure Inc. Class A	265,643	8,256
*	C3.ai Inc. Class A	628,441	8,176
*	Momentive Global Inc.	1,016,033	8,057
*	PowerSchool Holdings Inc. Class A	389,325	7,946
*	HashiCorp Inc. Class A	287,567	7,851
*	Consensus Cloud Solutions Inc.	137,128	7,788
*	PROS Holdings Inc.	326,318	7,773
*	Cerence Inc.	378,666	7,766
*	Zeta Global Holdings Corp. Class A	917,448	7,688
*	Zuora Inc. Class A	999,206	7,674
*	LivePerson Inc.	643,166	7,551
*	Duck Creek Technologies Inc.	671,005	7,509
*	Vertex Inc. Class A	430,678	7,399
*	Qualtrics International Inc. Class A	704,110	7,224
*	Jamf Holding Corp.	323,373	6,881
*	BTRS Holdings Inc. Class A	723,023	6,847
*	Amplitude Inc. Class A	459,108	6,574
*	Sumo Logic Inc.	849,260	6,454
*	Braze Inc. Class A	248,164	6,378
*	Matterport Inc.	1,998,148	6,294
*,1	Samsara Inc. Class A	649,430	6,189
*	Informatica Inc. Class A	348,382	5,985
*	Clearwater Analytics Holdings Inc. Class A	314,208	5,895
*	Olo Inc. Class A	828,592	5,891
*	Yext Inc.	1,087,429	5,796
*,1	Riot Blockchain Inc.	1,219,570	5,671
*	N-Able Inc.	502,848	5,647

		Shares	Market Value ($000)
*	Sprinklr Inc. Class A	648,149	5,561
	Ebix Inc.	291,569	5,537
	American Software Inc. Class A	371,253	5,498
*	8x8 Inc.	1,279,510	5,476
*	Mitek Systems Inc.	520,157	5,321
*	AvePoint Inc.	1,076,874	5,083
*	Domo Inc. Class B	353,459	5,054
*,1	Marathon Digital Holdings Inc.	796,383	5,033
*	SolarWinds Corp.	567,843	4,963
*,1	Digimarc Corp.	221,859	4,943
*	OneSpan Inc.	383,998	4,827
*	Intapp Inc.	205,734	4,755
*	SEMrush Holdings Inc. Class A	485,119	4,599
*	MeridianLink Inc.	300,281	4,408
*,1	Veritone Inc.	620,289	4,181
*	ON24 Inc.	532,343	4,072
*	Upland Software Inc.	538,644	4,061
*	Couchbase Inc.	297,870	4,051
*	Alkami Technology Inc.	316,465	3,978
*	Rimini Street Inc.	895,194	3,760
*,1	Enfusion Inc. Class A	313,356	2,993
*	Expensify Inc. Class A	259,992	2,488
*	CS Disco Inc.	278,523	2,178
*	Telos Corp.	518,608	2,126
*	Latch Inc.	1,931,568	1,734
*	WM Technology Inc.	1,316,316	1,540
*	SecureWorks Corp. Class A	212,306	1,524
*	Cipher Mining Inc.	942,002	736
*,1	Embark Technology Inc.	157,546	649
*,1	Terawulf Inc.	398,422	331
*	Atlassian Corp Ltd. Class A	1,218	160
*	ForgeRock Inc. Class A	6,604	144
*	Weave Communications Inc.	34,378	135
*,1	Avaya Holdings Corp.	806	1
*	Xperi Inc.	57	1
			16,115,171
Technology Hardware, Storage & Peripherals (22.6%)
	Apple Inc.	70,736,871	10,471,179
	HP Inc.	5,068,329	152,253
	Hewlett Packard Enterprise Co.	6,434,878	107,977
	NetApp Inc.	1,097,299	74,188
	Dell Technologies Inc. Class C	1,350,398	60,484
*	Western Digital Corp.	1,595,236	58,625
	Seagate Technology Holdings plc	1,009,734	53,486
*	Pure Storage Inc. Class A	1,453,025	42,414
*	Super Micro Computer Inc.	262,839	23,716
	Xerox Holdings Corp.	769,227	12,546
*	Avid Technology Inc.	285,285	8,011
*,1	Corsair Gaming Inc.	371,904	6,274
*,1	IonQ Inc.	1,166,650	6,020
			11,077,173
Total Common Stocks (Cost $39,359,648)			48,773,584

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $206,704)	2,067,794	206,759
Total Investments (100.0%) (Cost $39,566,352)			48,980,343
Other Assets and Liabilities—Net (0.0%)			(7,834)
Net Assets (100.0%)			48,972,509
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,769,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $72,727,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2022	341	82,128	4,521

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/23	BANA	108,500	(3.676)	—	(92)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $944,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,773,584	—	—	48,773,584
Temporary Cash Investments	206,759	—	—	206,759
Total	48,980,343	—	—	48,980,343
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,521	—	—	4,521
Liabilities
Swap Contracts	—	92	—	92
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.